Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss	$ (5,305)	$ (4,313)
Total unrealized (losses)/gains from hedging financial instruments	$ (992)	$ 6,414	$ (437)